Note 8 - Additional Cash Flow Disclosures (Tables)	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Net change in non-cash operating working capital [text block]
	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Prepaid expenses and other assets	$(247)	$119	$(197)	$262
Accrued payables and accrued liabilities	196	(750)	636	(309)
Net (used) provided	$(51)	$(631)	$439	$(47)